AMOUNTS PAYABLE AND OTHER LIABILITIES (Details) - CAD ($)	Jul. 31, 2022	Jul. 31, 2021
Amounts payable	$ 170,736	$ 24,423
Accrued liabilities	17,399	0
Amount payable and other liabilities	$ 188,135	$ 24,423